SEGMENT INFORMATION	12 Months Ended
Nov. 30, 2014
Notes to Financial Statements
SEGMENT INFORMATION

Note 8 – SEGMENT INFORMATION

The accounting standards for reporting information about operating segments define operating segments as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Chief Executive Officer. The Company is organized by line of business. While the Chief Executive Officer evaluates results in a number of different ways, the line of business management structure is the primary basis for which the allocation of resources and financial results are assessed. Under the aforementioned criteria, the Company operates in two operating and reporting segments: corporate consulting and logistics. Our parent Daniels Corporate Advisory Company, Inc. is one segment of the Company that derives its corporate consulting. Our other business segment is our wholly owned subsidiary Daniels Logistics, Inc., which provides niche logistic services.

The information provided below is obtained from internal information that is provided to the Company’s chief operating decision maker for the purpose of corporate management. The Company uses operating income (loss) to measure segment performance. The Company does not allocate corporate interest income and expense, income taxes, other income and expenses related to corporate activity or corporate expense for management and administrative services that benefit both segments. In addition, the Company does not allocate restructuring charges to the segment operating income (loss) because management does not include this information in its measurement of the performance of the operating segments. Because of this unallocated income and expense, the operating income (loss) of each reporting segment does not reflect the operating income (loss) the reporting segment would report as a stand-alone business and therefore we do not present indirect operating expenses.

The table below illustrates the Company’s results by reporting segment for the years ended November 30, 2014 and 2013:

Segment Information

	11/30/2014	11/30/2013
Revenue

Consulting	$0	$69,917
Logistics	739,586	61,443

Total Revenue	$739,586	$131,360

Cost of Sales

Consulting	$0	$0
Logistics	446,334	28,664

Total Product Cost	$446,334	$28,664

	8/31/2014	8/31/2013
Net Operating Income

Consulting	$(157,996)	$(136,540)
Logistics	29,729	26,593

Total Net Operating Income(Loss)	$(128,267)	$(109,947)

Intersegment Transactions non reportable in consolidated statements

Consulting Fees	$45,523	$0

Administrative Expense Logistics	$(45,523)	$0